Segmentation - Summary of the Reconciles to Loss Before Income Tax (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Adjusted EBITDA	€ (6,571)	€ (3,827)	€ 3,558	€ (11,442)	€ (28,553)
Share-based payment expenses (share-based payment arrangements)	(82,005)	(121,932)	(291,837)	(7,100)	0
Share-based payment expenses (related to the Transaction)	(159,306)	0
Transaction costs	(7,190)	(4,643)	(6,145)	0	0
Bonus payments to consultants			(600)	0	0
Restructuring costs	(37)	0	(53)	(3,804)	0
Fair value gains/(losses) on derivatives (purchase options)	3,856	230	2,900	0	0
Depreciation, impairments and reversal of impairments of property, plant and equipment	(6,146)	(3,460)	(5,596)	(4,775)	(4,678)
Depreciation and impairments of right-of-use assets	(2,952)	(960)	(3,408)	(1,805)	(1,312)
Amortization and impairments of intangible assets	(1,736)	(1,306)	(2,720)	(3,737)	(2,338)
Finance costs	15,173	(7,261)	(15,419)	(11,282)	(5,947)
Loss before income tax	€ (246,914)	€ (143,159)	€ (319,320)	€ (43,945)	€ (42,828)